15. Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Payments to related parties	$ 242,471	$ 0	$ 0	$ 286,124
Accounts payable	$ 2,021,205		1,788,521	852,760
SynBio LLC [Member]
Due to related party			395,000	395,000
Payments to related parties				286,124
Non-Employee Director [Member]
Professional fees			72,594	74,582
Non-Employee Director [Member] | Consulting Services [Member]
Accounts payable			17,791	0
Firm of Non-Employee Director [Member]
Professional fees			4,000	133,381
Firm of Non-Employee Director [Member] | Consulting Services [Member]
Accounts payable			$ 0	$ 51,708